Corporate information (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information [Abstract]
Schedule of Subsidiaries

The Company’s major subsidiaries as at December 31, 2023 and 2024 are set out below. The country of incorporation or registration is also their principal place of business.

			Effective interest
	Place of	Date of	held as at
	incorporation	incorporation/	December 31,		Principal
Name of Subsidiaries	registration	establishment	2023	2024	activities
Zhejiang Anji Intelligent Electronics Holding Co., Ltd.	Zhejiang, China	December 24, 2021	100%	100%	Charging services revenues
Qingdao Intelligent Electronics Mobility Holding Co., Ltd	Shandong, China	June 9, 2022	100%	100%	Charging services revenues